Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	[1]	$ 135,864
Goodwill ending balance		140,940	$ 135,864	[1]
Previously stated [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	[2]	136,533
Goodwill ending balance	[2]		136,533
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		135,897	65,099
Effect of movements in foreign exchange		4,684	(2,222)
Disposals through the sale of subsidiaries			(187)
Reclassified as held for sale			(1,008)
Goodwill ending balance		140,980	135,897
Gross carrying amount [member] | Previously stated [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		136,566	65,099
Goodwill ending balance			136,566
Gross carrying amount [member] | Adjustments [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(669)
Goodwill ending balance			(669)
Gross carrying amount [member] | Acquisition of goods[member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions through business combinations		398	74,886
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(34)	(38)
Impairment losses		(6)
Effect of movements in foreign exchange			4
Goodwill ending balance		$ (40)	$ (34)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[2]	2016 amounts previously reported.